ANNUAL
REPORT
November 30, 2001

OAK RIDGE
FUNDS, INC.

Shareholder Services
1(800) 407-7298

OAK RIDGE INVESTMENTS, LLC
Investment Adviser

OAK RIDGE FUNDS

LETTER TO SHAREHOLDERS
JANUARY, 2002

Dear Client,

  A sense of normalcy has returned to the financial markets. The strong fourth quarter for stocks reflects the resiliency of our people and the underlying long-term strength of the U. S. economy, overcoming fear of terrorists' threats in our country and abroad.

  The initial shock of September 11th virtually shut down the economy.
Consumer confidence plunged and transportation of people and goods became a vital concern. The Federal Reserve has provided much needed liquidity and aggressively reduced interest rates. This encouraged 0% auto financing and other successful incentive programs. While economists debate when the current recession began and the magnitude of its impact, it seems evident that the worst is over and a recovery will begin early in 2002.

  The next expansion will be uneven as airlines struggle with a higher cost structure and concerned consumers, areas of technology endure ongoing inventory surpluses and financial companies adjust to a less accommodating interest rate environment. Consumer spending has exceeded expectations and should improve throughout the year as layoff fears dissipate. Meaningful inventory reductions have aided industrial companies and will eventually lead to a tepid recovery in technology spending.

  Surprisingly stable demand for housing has led to higher mortgage rates despite the Fed's action. This has led some investors to misperceive the effect of interest rate changes on the earnings multiples afforded to stocks. As the economy recovers, interest rates will level and begin to trend higher.
Forecasts for expanding P/E's, well beyond historic norms, requires total disregard of the speculative bubble of our recent past. While it is often investors' nature to ignore logic in pursuit of unrealistic returns, the wounds are too fresh to expect a repeat scenario so soon. It appears the market can sustain a slightly higher than normal P/E given productivity gains, technical efficiencies and favorable demand factors for equities. Nevertheless, a market with annual earnings growth below 10% should not be valued at a multiple beyond the high teens.

  The next twelve months should witness a meaningful recovery in earnings from unusually depressed levels. This will be further aided by goodwill accounting changes. Barring extraneous events, the economy should begin to track 3% - 3.5% annual growth by the end of 2002. The current 40 P/E for the S&P 500 is deceiving as earnings should recover soundly, but forward estimates still translate into a 24 multiple. It is most likely that a P/E reduction will happen gradually over the next several years and the averages will advance at a rate in the mid to high single digits.

  Investors should not avoid stocks despite more tempered expectations. Good stock pickers can add significant value in such an environment. Low turnover strategies that avoid momentum chasing and the costs associated with frequent trading activity will also benefit in this environment.

  An inordinate amount of interest remains in technology stocks. Many stock market participants lost half their investments and more through speculation in the sector. The prospect of waiting 7 years for 10% returns to recover their investments is not appealing, when a turn in technology stocks can accomplish the feat in a matter of months. The NASDAQ index plummeted over 75% from its peak and many big name stocks need only recapture a small amount of their losses to achieve substantial portfolio gains. As appealing as this seems, such gains are unlikely. The technology sector remains at an exceptionally high valuation and it would be unprecedented for the same sector to lead two consecutive major market advances.

  The Oak Ridge Small-Cap and Large-Cap Equity funds were unable to distinguish themselves in fiscal 2001 as in the prior year. Our sound growth at a reasonable price discipline has limited volatility and provided long-term results in excess of the appropriate benchmarks. Through broad diversification we will participate in the sectors that lead the next advance without the risks of guessing wrong.

  The events of the past year put in perspective the lesser importance of monetary gains when our safety and democracy are threatened. It is important to be thankful for the good fortune of living in a country with extraordinary opportunity and hope for the future. Best wishes for a happy, healthy new year.

  Sincerely,

  /s/David M. Klaskin

  David M. Klaskin
  Chairman
  Chief Investment Officer

               Oak Ridge Small        Oak Ridge Small
              Cap Equity Fund -      Cap Equity Fund -
  Date        Class A - No Load        Class A - Load      Russell 2000 Index
  ----        -----------------        --------------       -----------------
  1/94             10,000                   9,575                10,000
  5/94             10,160                   9,728                 9,682
 11/94             10,480                  10,035                 9,562
  5/95             11,121                  10,648                10,679
 11/95             14,360                  13,749                12,286
  5/96             17,485                  16,741                14,512
 11/96             17,358                  16,621                14,315
  5/97             18,846                  18,047                15,523
 11/97             22,218                  21,274                17,665
  5/98             23,858                  22,844                18,821
 11/98             20,038                  19,186                16,496
  5/99             20,272                  19,411                18,316
 11/99             23,524                  22,524                19,081
  5/00             21,108                  25,225                20,131
 11/00             26,105                  24,995                18,969
  5/01             28,984                  27,752                21,285
 11/01             26,309                  25,191                19,912

                          Average Annual Total Return
                     For the period ended November 30, 2001

                                                                      Since
                                         One Year     Five Year     Inception
                                         --------     ---------     ---------
Oak Ridge Small Cap Equity Fund -
  Class A (no load)(1)<F1>                 0.78%        8.67%        13.00%
Oak Ridge Small Cap Equity Fund -
  Class A (load)(1)<F1>                  (3.52)%        7.73%        12.39%
Russell 2000 Index                         4.98%        6.89%         9.10%

(1)<F1>  January 3, 1994 inception.

               Oak Ridge Large        Oak Ridge Large
              Cap Equity Fund -      Cap Equity Fund -
  Date        Class A - No Load        Class A - Load         S&P 500 Index
  ----        -----------------        --------------       -----------------
  3/99             10,000                   9,575                10,000
  5/99             10,092                   9,663                10,548
 11/99             10,376                   9,935                11,324
  5/00             11,059                  10,589                11,653
 11/00             11,576                  11,084                10,846
  5/01             11,351                  10,869                10,423
 11/01             10,343                   9,904                 9,521


                          Average Annual Total Return
                     For the period ended November 30, 2001

                                                                      Since
                                                   One Year         Inception
                                                   --------         ---------
Oak Ridge Large Cap Equity Fund -
  Class A (no load)(3)<F2>                         (10.66)%            1.23%
Oak Ridge Large Cap Equity Fund -
  Class A (load)(3)<F2>                            (14.47)%          (0.35)%
S&P 500 Stock Index                                (12.22)%          (1.77)%

(3)<F2>  March 1, 1999 inception.

Each chart assumes an initial gross investment of $10,000 made upon inception. Returns shown include the reinvestment of all dividends. For the Small Cap Equity Fund Class A shares, a 4.25% maximum sales load took effect January 1, 1996. The load performance for Class A has been restated to reflect the impact of the sales load as if the sales load had been imposed since inception. Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Russell 2000 Index - A stock market index comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the U.S. equity market. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

OAK RIDGE SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2001

NUMBER OF
  SHARES                                                              VALUE
---------                                                             -----
            COMMON STOCK -- 86.05%

            BANKING -- 4.39%
    8,000   Astoria Financial Corporation                          $   397,360
   40,000   Bay View Capital Corporation                               291,600
                                                                   -----------
                                                                       688,960
                                                                   -----------

            BUSINESS SERVICES -- 5.70%
   30,000   Alliance Data Systems
              Corporation*<F3>                                         495,000
    8,500   ChoicePoint Inc.*<F3>                                      400,350
                                                                   -----------
                                                                       895,350
                                                                   -----------

            CHEMICALS -- 2.23%
    9,000   Cambrex Corporation                                        349,920
                                                                   -----------

            CIRCUIT BOARDS -- 0.97%
    8,000   Benchmark Electronics, Inc.*<F3>                           152,960
                                                                   -----------

            COMMERCIAL SERVICES -- 2.14%
   12,000   F.Y.I. Incorporated*<F3>                                   336,480
                                                                   -----------

            COMPUTERS - SOFTWARE -- 4.11%
   14,000   Peregrine Systems, Inc.*<F3>                               217,700
    4,600   Renaissance Learning, Inc.*<F3>                            114,908
   16,000   Tripos, Inc.*<F3>                                          312,800
                                                                   -----------
                                                                       645,408
                                                                   -----------

            DATA PROCESSING -- 2.73%
   17,000   Reynolds and Reynolds
              Company - Class A                                        428,060
                                                                   -----------

            DRUGS & MEDICAL -- 7.17%
   18,000   Albany Molecular Research, Inc.*<F3>                       415,080
   30,000   Caremark Rx, Inc.*<F3>                                     450,000
   10,000   Syncor International Corporation*<F3>                      260,300
                                                                   -----------
                                                                     1,125,380
                                                                   -----------

            ELECTRONICS -- 1.72%
   12,000   InFocus Corporation*<F3>                                   270,600
                                                                   -----------

            ENGINEERING -- 2.58%
   16,000   Tetra Tech, Inc.*<F3>                                      404,800
                                                                   -----------


            FINANCIAL SERVICES -- 8.52%
   20,000   Actrade Financial
              Technologies, Ltd.*<F3>                                  562,000
    3,500   Doral Financial Corp.                                      113,505
   14,000   Legg Mason, Inc.                                           661,500
                                                                   -----------
                                                                     1,337,005
                                                                   -----------

            HEALTH CARE EQUIPMENT &
              SUPPLIES -- 5.21%
   12,000   Coherent, Inc.*<F3>                                        366,000
   24,000   Owens & Minor, Inc.                                        451,200
                                                                   -----------
                                                                       817,200
                                                                   -----------

            INFORMATION MANAGEMENT
              SERVICES -- 4.61%
   10,000   Cognizant Tech
              Solutions Corporation*<F3>                               320,100
   22,000   Perot Systems
              Corporation - Class A*<F3>                               403,700
                                                                   -----------
                                                                       723,800
                                                                   -----------

            INSTRUMENTS - SCIENTIFIC -- 3.06%
   15,000   Varian, Inc.*<F3>                                          480,150
                                                                   -----------

            INSURANCE -- 2.26%
   13,000   HCC Insurance Holdings, Inc.                               354,380
                                                                   -----------

            METAL PRODUCTS -- 1.71%
   10,000   Shaw Group Inc.*<F3>                                       268,900
                                                                   -----------

            OIL - FIELD SERVICES -- 3.39%
   28,000   Newpark Resources, Inc.*<F3>                               195,720
   13,000   Hanover Compressor Company*<F3>                            336,310
                                                                   -----------
                                                                       532,030
                                                                   -----------

            RETAIL - DISCOUNT -- 3.44%
   12,000   BJ's Wholesale Club, Inc.*<F3>                             540,000
                                                                   -----------

            SAVINGS AND LOANS -- 3.73%
   13,770   New York Community Bancorp, Inc.                           315,333
   24,500   Sovereign Bancorp, Inc.                                    270,725
                                                                   -----------
                                                                       586,058
                                                                   -----------

            TELECOMMUNICATION
              SERVICES -- 3.07%
   14,000   Metro One
              Telecommunications, Inc.*<F3>                            481,320
                                                                   -----------

            TRANSPORTATION SERVICES -- 2.32%
    7,300   Expeditors International of
              Washington, Inc.                                         365,073
                                                                   -----------

            WASTE DISPOSAL SERVICES -- 4.59%
   13,000   Stericycle, Inc.*<F3>                                      719,940
                                                                   -----------

            WHOLESALE -- 6.40%
   15,000   Insight Enterprises, Inc.*<F3>                             297,750
    8,800   Performance Food Group Company*<F3>                        299,200
   14,000   United Stationers Inc.*<F3>                                407,820
                                                                   -----------
                                                                     1,004,770
                                                                   -----------

            Total Common Stock
              (cost $11,611,112)                                    13,508,544
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 16.15%

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.85%
 $617,000   Federal Home Loan Mortgage
              Corporation - 1.80% 12/18/2001                           616,476
  301,000   Federal National Mortgage
              Association - 2.00%  12/06/2001                          300,922
                                                                   -----------
            Total U.S. Government Agency
              Obligations                                              917,398
                                                                   -----------

            VARIABLE RATE DEMAND NOTES#<F4> -- 10.30%
  635,893   American Family Financial
              Services, Inc., 1.7133%                                  635,893
  426,885   Wisconsin Corporate Central
              Credit Union, 1.78%                                      426,885
  554,628   Wisconsin Electric Power
              Company, 1.7133%                                         554,628
                                                                   -----------
            Total Variable Rate Demand Notes                         1,617,406
                                                                   -----------
            Total Short-Term Investments
              (cost $2,534,804)                                      2,534,804
                                                                   -----------
            Total Investments -- 102.20%
              (cost $14,145,916)                                    16,043,348
                                                                   -----------
            Liabilities, less Other
              Assets -- (2.20%)                                       (344,925)
                                                                   -----------
            NET ASSETS -- 100.00%                                  $15,698,423
                                                                   -----------
                                                                   -----------

 *<F3>  Non-income producing security.
 #<F4> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of November 30, 2001.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2001

NUMBER OF
  SHARES                                                               VALUE
---------                                                              -----
            COMMON STOCK -- 78.29%

            AGRICULTURE -- 2.87%
   5,100    Archer-Daniels-Midland Company                          $   78,489
                                                                    ----------

            AEROSPACE AND DEFENSE -- 2.51%
     825    General Dynamics Corporation                                68,599
                                                                    ----------

            BANKING -- 2.45%
   1,400    Citigroup Inc.                                              67,060
                                                                    ----------

            COMMUNICATIONS -- 4.12%
     800    ALLTEL Corporation                                          52,064
   1,700    Univision Communications,
              Inc. - Class A*<F5>                                       60,537
                                                                    ----------
                                                                       112,601
                                                                    ----------

            COMPUTERS - MICRO -- 1.72%
   3,300    Sun Microsystems, Inc.*<F5>                                 46,992
                                                                    ----------

            COMPUTERS - NETWORKING -- 1.12%
   1,500    Cisco Systems, Inc.*<F5>                                    30,660
                                                                    ----------

            COMPUTERS - SOFTWARE -- 3.35%
   1,425    Microsoft Corporation*<F5>                                  91,499
                                                                    ----------

            COSMETICS & TOILETRIES -- 4.61%
     900    Kimberly-Clark Corporation                                  52,353
     950    Procter & Gamble Company                                    73,587
                                                                    ----------
                                                                       125,940
                                                                    ----------

            DATA PROCESSING -- 2.10%
   2,800    IMS Health Incorporated                                     57,344
                                                                    ----------

            DIVERSIFIED MANUFACTURING -- 5.23%
   1,650    General Electric Company                                    63,525
   1,350    Tyco International Ltd.+<F6>                                79,380
                                                                    ----------
                                                                       142,905
                                                                    ----------

            DRUGS & MEDICAL -- 9.59%
   1,000    Cardinal Health, Inc.                                       68,320
   1,265    Elan Corporation PLC - ADR*<F5>+<F6>                        55,938
   1,425    Medtronic, Inc.                                             67,374
   1,625    Pfizer Inc.                                                 70,379
                                                                    ----------
                                                                       262,011
                                                                    ----------


            ELECTRONICS -- 1.67%
   1,400    Intel Corporation                                           45,724
                                                                    ----------

            FINANCE - CREDIT CARD -- 1.27%
   1,050    American Express Company                                    34,556
                                                                    ----------

            FINANCIAL SERVICES -- 2.64%
   1,225    Household International, Inc.                               72,263
                                                                    ----------

            HOSPITALS -- 2.70%
   1,900    HCA - The Healthcare Company                                73,701
                                                                    ----------

            INSURANCE -- 3.23%
   1,071    American International Group                                88,250
                                                                    ----------

            INVESTMENT COMPANIES -- 1.93%
   1,050    Merrill Lynch & Company                                     52,595
                                                                    ----------

            MEDICAL PRODUCTS -- 2.56%
   1,200    Johnson & Johnson                                           69,900
                                                                    ----------

            MULTIMEDIA -- 2.49%
   1,950    AOL Time Warner Inc.*<F5>                                   68,055
                                                                    ----------

            OIL - INTEGRATED -- 2.73%
   2,725    Conoco, Inc.                                                74,583
                                                                    ----------

            RETAIL - DISCOUNT -- 2.42%
   1,200    Wal-Mart Stores, Inc.                                       66,180
                                                                    ----------

            RETAIL - DRUGS -- 2.29%
   1,900    Walgreen Company                                            62,700
                                                                    ----------

            SAVINGS INSTITUTIONS -- 6.21%
   2,200    Dime Bancorp, Inc.                                          75,944
   3,000    Washington Mutual, Inc.                                     93,840
                                                                    ----------
                                                                       169,784
                                                                    ----------

            TEXTILES & APPAREL -- 2.06%
   1,800    Jones Apparel Group, Inc.*<F5>                              56,196
                                                                    ----------

            TOYS -- 2.22%
   3,300    Mattel, Inc.                                                60,753
                                                                    ----------

            TRANSPORTATION SERVICES -- 2.20%
   1,200    Expeditors International of
              Washington, Inc.                                          60,012
                                                                    ----------

            Total Common Stock
              (cost $1,979,403)                                      2,139,352
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 22.39%

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.00%
$ 46,000    Federal Home Loan Bank -
              1.853%, 12/27/2001                                        45,939
 200,000    Federal National Mortgage
              Association - 2.00%, 12/06/2001                          199,948
                                                                    ----------
            Total U.S. Government Agency
              Obligations                                              245,887
                                                                    ----------

            VARIABLE RATE DEMAND NOTES#<F7> -- 13.39%
 137,126    American Family Financial
              Services, Inc., 1.7133%                                  137,126
 111,829    Wisconsin Corporate Central
              Credit Union, 1.78%                                      111,829
 117,048    Wisconsin Electric Power
              Company, 1.7133%                                         117,048
                                                                    ----------
            Total Variable Rate Demand Notes                           366,003
                                                                    ----------
            Total Short-Term Investments
              (cost $611,890)                                          611,890
                                                                    ----------
            Total Investments -- 100.68%
              (cost $2,591,293)                                      2,751,242
                                                                    ----------
            Liabilities, less Other
              Assets -- (0.68%)                                        (18,580)
                                                                    ----------
            NET ASSETS -- 100.00%                                   $2,732,662
                                                                    ----------
                                                                    ----------

 *<F5>  Non-income producing security.
 +<F6>  Foreign security.
   ADR  American Depository Receipts.
 #<F7> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of November 30, 2001.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001

                                                     OAK RIDGE      OAK RIDGE
                                                     SMALL CAP      LARGE CAP
                                                    EQUITY FUND    EQUITY FUND
                                                    -----------    -----------
ASSETS:
  Investments, at market value (cost $14,145,916
    and $2,591,293, respectively)                   $16,043,348    $ 2,751,242
  Receivable for Capital Shares Sold                        256             --
  Receivable from Adviser                                    --          6,596
  Interest and dividends receivable                       6,364          2,403
  Prepaid expenses                                        6,423          4,096
                                                    -----------    -----------
  Total Assets                                       16,056,391      2,764,337
                                                    -----------    -----------

LIABILITIES:
  Payable for Securities Purchased                      285,648             --
  Payable to Adviser                                      9,141             --
  Payable for 12b-1 fees                                  7,862          1,086
  Accrued other expenses                                 55,317         30,589
                                                    -----------    -----------
  Total Liabilities                                     357,968         31,675
                                                    -----------    -----------
NET ASSETS                                          $15,698,423    $ 2,732,662
                                                    -----------    -----------
                                                    -----------    -----------

NET ASSETS CONSIST OF:
  Paid-in capital                                   $12,093,549   $  2,742,962
  Undistributed net realized
    gain (loss) on investments                        1,707,442       (170,249)
  Net unrealized appreciation on investments          1,897,432        159,949
                                                    -----------    -----------
  Net Assets                                        $15,698,423    $ 2,732,662
                                                    -----------    -----------
                                                    -----------    -----------

CLASS A:
  Net assets                                        $14,419,175    $ 2,732,662
  Shares authorized ($0.01 par value)                50,000,000     50,000,000
  Shares issued and outstanding                         775,969        220,233
  Net asset value and redemption price per share         $18.58         $12.41
                                                         ------         ------
                                                         ------         ------
  Maximum offering price per share ($18.58 and
    $12.41 divided by 0.9575 and 0.9575, respectively)   $19.40         $12.96
                                                         ------         ------
                                                         ------         ------

CLASS C:
  Net assets                                        $ 1,279,248    $        --
  Shares authorized ($0.01 par value)                50,000,000     50,000,000
  Shares issued and outstanding                          71,549             --
  Net asset value, redemption price and
    offering price per share                             $17.88         $   --
                                                         ------         ------
                                                         ------         ------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2001

                                                     OAK RIDGE      OAK RIDGE
                                                     SMALL CAP      LARGE CAP
                                                    EQUITY FUND    EQUITY FUND
                                                    -----------    -----------
INVESTMENT INCOME:
   Interest                                         $    81,300      $  18,451
   Dividends                                             43,448         19,447
                                                    -----------      ---------
                                                        124,748         37,898
                                                    -----------      ---------

EXPENSES:
   Investment advisory fees                             124,039         16,216
   Fund administration and accounting fees               79,001         58,059
   12b-1 fees -- Class A                                 37,908          6,757
   12b-1 fees -- Class C                                 10,315             --
   Service fees -- Class C                                3,438             --
   Professional fees                                     41,395         20,063
   Shareholder servicing fees and expenses               44,368         22,174
   Federal and state registration fees                    9,987          9,875
   Reports to shareholders                                7,417          1,331
   Custody fees                                           3,460          4,000
   Directors' fees                                        2,970          3,020
   Other                                                    960            195
                                                    -----------      ---------
   Total expenses before waiver                         365,258        141,690
   Less: Waiver of expenses by Adviser                  (24,053)       (87,637)
                                                    -----------      ---------
   Net expenses                                         341,205         54,053
                                                    -----------      ---------
NET INVESTMENT LOSS                                    (216,457)       (16,155)
                                                    -----------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments            1,707,441       (100,638)
   Change in unrealized
     appreciation/depreciation on investments        (1,329,104)      (194,438)
                                                    -----------      ---------
   Net gain (loss) on investments                       378,337       (295,076)
                                                    -----------      ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                         $   161,880      $(311,231)
                                                    -----------      ---------
                                                    -----------      ---------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         OAK RIDGE                        OAK RIDGE
                                                                   SMALL CAP EQUITY FUND            LARGE CAP EQUITY FUND
                                                                ---------------------------     ----------------------------
                                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                                                    2001            2000            2001            2000
                                                                ------------    ------------    ------------    ------------
OPERATIONS:
   Net investment loss                                          $  (216,457)    $  (219,056)     $  (16,155)     $  (15,750)
   Net realized gain (loss) on investments                        1,707,441       3,131,147        (100,638)         38,807
   Change in unrealized appreciation/depreciation
     on investments                                              (1,329,104)     (1,171,132)       (194,438)        202,100
                                                                -----------     -----------      ----------      ----------
   Net increase (decrease) in net assets resulting
     from operations                                                161,880       1,740,959        (311,231)        225,157
                                                                -----------     -----------      ----------      ----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                      888,163       1,022,591         518,392         476,975
   Shares issued to holders in reinvestment
     of dividends                                                 2,630,043              --              --              --
   Shares redeemed                                               (1,472,077)     (2,023,361)         (4,128)        (27,986)
                                                                -----------     -----------      ----------      ----------
   Net increase (decrease) in net assets resulting
     from capital share transactions                              2,046,129      (1,000,770)        514,264         448,989
                                                                -----------     -----------      ----------      ----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
FROM NET REALIZED GAINS                                          (2,517,247)             --              --              --
                                                                -----------     -----------      ----------      ----------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
FROM NET REALIZED GAINS                                            (231,425)             --              --              --
                                                                -----------     -----------      ----------      ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                                    (540,663)        740,189         203,033         674,146

NET ASSETS:
   Beginning of period                                           16,239,086      15,498,897       2,529,629       1,855,483
                                                                -----------     -----------      ----------      ----------
   End of period                                                $15,698,423     $16,239,086      $2,732,662      $2,529,629
                                                                -----------     -----------      ----------      ----------
                                                                -----------     -----------      ----------      ----------

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                           NOV. 30, '01   NOV. 30, '00   NOV. 30, '99   NOV. 30, '98   NOV. 30, '97
                                                           ------------   ------------   ------------   ------------   ------------
Net asset value, beginning
  of period                                                   $21.75         $19.60         $16.73         $19.84         $16.57
                                                              ------         ------         ------         ------         ------
Income from investment  operations:
     Net investment loss(1)<F8>                                (0.24)         (0.28)         (0.27)         (0.18)         (0.22)
     Net realized and unrealized
       gains (losses) on investments                            0.75           2.43           3.18          (1.67)          4.58
                                                              ------         ------         ------         ------         ------
Total from investment operations                                0.51           2.15           2.91          (1.85)          4.36
                                                              ------         ------         ------         ------         ------
Less distributions:
     Distributions from net realized gains                     (3.68)            --          (0.04)         (1.26)         (1.09)
                                                              ------         ------         ------         ------         ------
Net asset value, end of period                                $18.58         $21.75         $19.60         $16.73         $19.84
                                                              ------         ------         ------         ------         ------
                                                              ------         ------         ------         ------         ------
Total Return(2)<F9>                                            0.78%         10.97%         17.41%        (9.82)%         27.99%

Supplemental data and ratios:
Net assets, end of period                                $14,419,175    $14,908,546    $14,001,255    $13,215,299    $11,758,733
Ratio of expenses to
  average net assets:
     Before expense waiver                                     2.15%          2.09%          2.50%          2.65%          2.87%
     After expense waiver                                      2.00%          2.00%          2.00%          1.89%          2.00%
Ratio of net investment loss
  to average net assets:
     Before expense waiver                                   (1.40)%        (1.22)%        (1.98)%        (1.89)%        (2.21)%
     After expense waiver                                    (1.25)%        (1.13)%        (1.48)%        (1.13)%        (1.34)%
Portfolio turnover rate(3)<F10>                                  40%            46%            64%            57%            55%

(1)<F8>Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
 (2)<F9>   The total return calculation does not reflect the 4.25% sales load.
(3)<F10> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS C
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                                                                                                      NINE MONTHS
                                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       ENDED
                                                           NOV. 30, '01   NOV. 30, '00   NOV. 30, '99   NOV. 30, '98 NOV. 30, '97(1)
                                                                                                                               <F11>
                                                           ------------   ------------   ------------   ------------   ------------
Net asset value, beginning
  of period                                                   $21.18         $19.24         $16.54         $19.75         $16.20
                                                              ------         ------         ------         ------         ------
Income from investment operations:
    Net investment loss                                        (0.38)(2)      (0.48)(2)      (0.46)(2)      (0.34)(3)      (0.13)(2)
                                                                   <F12>          <F12>          <F12>          <F13>          <F12>
    Net realized and unrealized
      gains (losses) on investments                             0.76           2.42           3.20          (1.61)          3.68
                                                              ------         ------         ------         ------         ------
Total from investment operations                                0.38           1.94           2.74          (1.95)          3.55
                                                              ------         ------         ------         ------         ------
Less distributions:
    Distributions from capital gains                           (3.68)            --          (0.04)         (1.26)            --
                                                              ------         ------         ------         ------         ------
Net asset value, end of period                                $17.88         $21.18         $19.24         $16.54         $19.75
                                                              ------         ------         ------         ------         ------
                                                              ------         ------         ------         ------         ------
Total Return                                                   0.09%         10.08%         16.58%       (10.40)%         21.91%(4)
                                                                                                                              <F14>

Supplemental data and ratios:
Net assets, end of period                                 $1,279,248     $1,330,540     $1,497,642     $1,255,930       $334,836
Ratio of expenses to
  average net assets:
    Before expense waiver                                      2.90%          2.84%          3.25%          3.39%          3.63%(5)
                                                                                                                              <F15>
    After expense waiver                                       2.75%          2.75%          2.75%          2.63%          2.80%(5)
                                                                                                                              <F15>
Ratio of net investment loss
  to average net assets:
    Before expense waiver                                    (2.15)%        (1.97)%        (2.73)%        (2.63)%        (3.01)%(5)
                                                                                                                              <F15>
    After expense waiver                                     (2.00)%        (1.88)%        (2.23)%        (1.87)%        (2.18)%(5)
                                                                                                                              <F15>
Portfolio turnover rate(6)<F16>                                  40%            46%            64%            57%            55%

(1)<F11> Effective March 1, 1997, the Fund offered a second class of shares, Class C.
(2)<F12> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)<F13> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(4)<F14>   Not annualized.
(5)<F15>   Annualized.
(6)<F16> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                                                              CLASS A
                                                      --------------------------------------------------------
                                                                                          MARCH 1, '99(1)<F17>
                                                       YEAR ENDED          YEAR ENDED           THROUGH
                                                      NOV. 30, '01        NOV. 30, '00        NOV. 30, '99
                                                      ------------        ------------        ------------
Net asset value, beginning of period                     $13.89              $12.45              $12.00
                                                         ------              ------              ------
Income from investment operations:
    Net investment loss(2)<F18>                           (0.07)              (0.09)              (0.05)
    Net realized and unrealized
      gains (losses) on investments                       (1.41)               1.53                0.50
                                                         ------              ------              ------
Total from investment operations                          (1.48)               1.44                0.45
                                                         ------              ------              ------
Net asset value, end of period                           $12.41              $13.89              $12.45
                                                         ------              ------              ------
                                                         ------              ------              ------
Total Return(4)<F20>                                   (10.66)%              11.57%               3.75%(3)<F19>
Supplemental data and ratios:
Net assets, end of period                            $2,732,662          $2,529,629          $1,855,483
Ratio of expenses to
  average net assets:
    Before expense waiver                                 5.24%               4.72%               7.80%(5)<F21>
    After expense waiver                                  2.00%               2.00%               2.00%(5)<F21>
Ratio of net investment loss
  to average net assets:
    Before expense waiver                               (3.84)%             (3.40)%             (6.38)%(5)<F21>
    After expense waiver                                (0.60)%             (0.68)%             (0.58)%(5)<F21>
Portfolio turnover rate                                     19%                 25%                 52%

(1)<F17>   Commencement of operations.
(2)<F18> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)<F19>   Not annualized.
(4)<F20>   The total return calculation does not reflect the 4.25% sales load.
(5)<F21>   Annualized.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2001

1. ORGANIZATION

Oak Ridge Funds, Inc. (the "Corporation") was incorporated on October 15, 1993 as a Maryland corporation. The Corporation is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and consists of two series of portfolios: the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (the "Funds"). Each Fund's investment objective is capital appreciation. Oak Ridge Investments, LLC (the "Adviser") is the Funds' investment adviser. The Funds commenced operations on January 3, 1994 (Oak Ridge Small Cap Equity Fund) and March 1, 1999 (Oak Ridge Large Cap Equity Fund).

The Funds have authorized two classes of shares: Class A and Class C. The Class A shares are subject to a 0.25% distribution fee pursuant to Rule 12b-1 and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4.25% of the offering price, or 4.44% of the net asset value. The Class C shares are subject to a shareholder servicing fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Each class of shares of the Funds has identical rights and privileges except that each class bears differing Rule 12b-1 expenses and exclusive voting rights on matters pertaining to the distribution plan for that class. Effective December 7, 1999 and until further notice, the Oak Ridge Large Cap Equity Fund discontinued issuing Class C shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation -- Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ, are valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

c) Distributions to Shareholders -- The Funds pay dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

d) Use of Estimates -- The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

                                                                   OAK RIDGE SMALL CAP EQUITY FUND
                                                                               CLASS A
                                                         ---------------------------------------------------
                                                              YEAR ENDED                    YEAR ENDED
                                                             NOV. 30, 2001                 NOV. 30, 2000
                                                         ---------------------         ---------------------
                                                         AMOUNT         SHARES         AMOUNT         SHARES
                                                         ------         ------         ------         ------
   Shares sold                                         $  779,958       39,973      $   871,144       36,322
   Shares issued to holders in
     reinvestment of dividends                          2,398,618      117,063               --           --
   Shares redeemed                                     (1,298,299)     (66,444)      (1,545,243)     (65,217)
                                                       ----------      -------      -----------      -------
   Net increase (decrease)                             $1,880,277       90,592      $  (674,099)     (28,895)
                                                       ----------                   -----------
                                                       ----------                   -----------
   SHARES OUTSTANDING:
        Beginning of Period                                            685,377                       714,272
                                                                       -------                       -------
        End of Period                                                  775,969                       685,377
                                                                       -------                       -------
                                                                       -------                       -------

                                                                   OAK RIDGE SMALL CAP EQUITY FUND
                                                                               CLASS C
                                                         ---------------------------------------------------
                                                              YEAR ENDED                    YEAR ENDED
                                                             NOV. 30, 2001                 NOV. 30, 2000
                                                         ---------------------         ---------------------
                                                         AMOUNT         SHARES         AMOUNT         SHARES
                                                         ------         ------         ------         ------
   Shares sold                                         $  108,205        6,203      $   151,447        6,368
   Shares issued to holders in
     reinvestment of dividends                            231,425       11,659               --           --
   Shares redeemed                                       (173,778)      (9,123)        (478,118)     (21,411)
                                                       ----------      -------      -----------      -------
   Net increase (decrease)                             $  165,852        8,739      $  (326,671)     (15,043)
                                                       ----------                   -----------
                                                       ----------                   -----------
   SHARES OUTSTANDING:
        Beginning of Period                                             62,810                        77,853
                                                                       -------                       -------
        End of Period                                                   71,549                        62,810
                                                                       -------                       -------
                                                                       -------                       -------
   Total Net Increase (Decrease)                       $2,046,129                   $(1,000,770)
                                                       ----------                   -----------
                                                       ----------                   -----------

                                                                   OAK RIDGE LARGE CAP EQUITY FUND
                                                                               CLASS A
                                                         ---------------------------------------------------
                                                              YEAR ENDED                    YEAR ENDED
                                                             NOV. 30, 2001                 NOV. 30, 2000
                                                         ---------------------         ---------------------
                                                         AMOUNT         SHARES         AMOUNT         SHARES
                                                         ------         ------         ------         ------
   Shares sold                                         $  518,392       38,363      $   476,975       35,026
   Shares redeemed                                         (4,128)        (290)         (27,986)      (1,927)
                                                       ----------      -------      -----------      -------
   Net increase                                        $  514,264       38,073      $   448,989       33,099
                                                       ----------                   -----------
                                                       ----------                   -----------
   SHARES OUTSTANDING:
        Beginning of Period                                            182,160                       149,061
                                                                       -------                       -------
        End of Period                                                  220,233                       182,160
                                                                       -------                       -------
                                                                       -------                       -------

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Oak Ridge Small Cap Equity Fund pays the Advisor an annual management fee, effective March 1, 1999 of 0.75% (prior to March 1, 1999, the fee was 1.00%) and the Oak Ridge Large Cap Equity Fund pays the Adviser an annual fee of 0.60% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

For the year ended November 30, 2001, the Adviser agreed to waive its management fee and/or reimburse the Funds' operating expenses to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) for (i) Class A shares did not exceed 2.00% of the class' average daily net assets and (ii) Class C shares did not exceed 2.75% of the class' average daily net assets. The Adviser has agreed to extend these caps on the Funds' operating expenses through March 31, 2002. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement, any Fund expenses waived or reimbursed after March 1, 1999 may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                OAK RIDGE SMALL          OAK RIDGE LARGE
     YEAR OF EXPIRATION         CAP EQUITY FUND          CAP EQUITY FUND
     ------------------         ---------------           --------------
     November 30, 2002              $53,135                  $75,906
     November 30, 2003              $16,016                  $63,272
     November 30, 2004              $24,053                  $87,637

For the year ended November 30, 2001, Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund paid Oak Ridge Investments, Inc. (the "Distributor") $10,103 and $1,423, respectively, of brokerage commissions. The Funds were advised that the Distributor also received front-end sales charges on Class A shares of $1,064 for the Oak Ridge Small Cap Equity Fund and $191 for the Oak Ridge Large Cap Equity Fund.

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Small Cap Equity Fund for the year ended November 30, 2001 were $5,938,200 and $7,070,535, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Large Cap Equity Fund for the year ended November 30, 2001 were $752,238 and $409,626, respectively. There were no purchases or sales of long-term U.S. Government securities.

At November 30, 2001, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                               COST        APPRECIATION   (DEPRECIATION)   NET APPRECIATION
                                           -----------     ------------   --------------   ----------------
     Oak Ridge Small Cap Equity Fund        $14,145,916      $2,951,578     $(1,054,146)       $1,897,432
     Oak Ridge Large Cap Equity Fund          2,591,293         272,191        (112,242)          159,949

Each Funds' basis in investments is the same for tax and financial reporting purposes. At November 30, 2001, the Oak Ridge Large Cap Equity Fund had a capital loss carryforward of $170,249, of which $69,611 expires in 2007 and $100,638 expires in 2009. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.

6. DISTRIBUTION PLAN

The Funds have adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Funds are required to pay the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Funds attributable to the Class A shares, for the promotion and distribution of the Class A shares. The Class C Plan requires the Funds to pay the Distributor (i) a distribution fee at an annual rate of 0.75% of the average daily net assets of the Funds attributable to the Class C shares, and (ii) a service fee for personal services provided to shareholder accounts at an annual rate of 0.25% of the average daily net assets of the Funds attributable to Class C shares. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class A shares for the year ended November 30, 2001 were $37,908 and $6,757, respectively. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund Class C shares for the year ended November 30, 2001 were $10,315. Service fees for the Oak Ridge Small Cap Equity Fund Class C shares for the year ended November 30, 2001 were $3,438.

7. SUBSEQUENT EVENT

On November 30, 2001, the Board of Directors approved a plan of reorganization with respect to the Oak Ridge Large Cap Equity Fund. This plan provides that on or about January 30, 2002, the Large Cap Equity Fund will merge with the Universal Growth Fund, subject to Universal Growth Fund shareholder approval. Under the plan, the Oak Ridge Large Cap Equity Fund will be the acquiring entity and surviving Fund.

OAK RIDGE FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Oak Ridge Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (constituting Oak Ridge Funds, Inc., hereafter referred to as the "Funds") at November 30, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

December 27, 2001
Milwaukee, Wisconsin

TAX INFORMATION

REQUIRED INCOME TAX DISCLOSURES

  In early 2001, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended November 30, 2001. The Funds hereby designate the following amounts, including the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction, as long-term capital gains distributions.

                                             OAK RIDGE           OAK RIDGE
                                             SMALL CAP           LARGE CAP
                                            EQUITY FUND         EQUITY FUND
                                            -----------         -----------
  Capital Gains Taxed at 20%                 $2,354,739          $       --

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Letter to Shareholders                                                     1
Schedule of Investments                                                    4
Statements of Assets and Liabilities                                       8
Statements of Operations                                                   9
Statements of Changes in Net Assets                                       10
Financial Highlights                                                      11
Notes to the Financial Statements                                         14

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.